UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:  __________

     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Equinox Fund Management
Address:       1775 Sherman Street
               Denver, Colorado 80203

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason Gerb
Title:    Chief Compliance Officer
Phone:    609-430-0404

Signature, Place, and Date of Signing:

/s/Jason Gerb                Princeton, NJ                February 14, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $405,414

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




Form 13F Information Table



Name of Issuer          Title of Class    Cusip     Value     Shrs or   Sh/  Put/  Invstmt  Other   Voting    Authority
                                                   (X$1000)   Prn Amt   Prn  Call  Dscrtn   Mgrs     Sole       Shrd       None


Barclay's Agg Bond FD	ETF	464287226  60,288    546,830	SH	   SOLE     546,830
Barclay's 1-3 Cr BD FD	ETF	464288646  102,048   979,350    SH         SOLE     979,350
Invesco VRDO Tx Free Wk	ETF	73936T433  36,354    1,453,013	SH	   SOLE   1,413,013
ProShrs UltST 20+Yr TresETF	74347R297  3,429     190,000    SH         SOLE     190,000
Vnguard Sh Term Bd Fund ETF	921937827  101,650   1,257,425  SH         SOLE	  1,257,425
Vnguard Sh Tm Co Bd Fd	ETF	92206C409  101,643   1,305,470  SH         SOLE   1,305,470
